Provisions and Contingencies - Breakdown of provisions by nature (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Beginning balance		R$ 898,045
Additions		188,794
Reversals		(106,093)
Payments		(25,184)
Interest		15,608
Reclassification to liabilities held for sale	[1]	(38,985)
Ending Balance		932,185	R$ 898,045
Current		119,942	43,660
Non-current		812,243	854,385
IRPJ and CSLL [member]
Disclosure of other provisions [line items]
Beginning balance		547,862
Additions
Reversals		(6,966)
Payments
Interest		11,276
Reclassification to liabilities held for sale	[1]
Ending Balance		552,172	547,862
ICMS [member]
Disclosure of other provisions [line items]
Beginning balance		108,568
Additions		58,839
Reversals		(83,536)
Payments
Interest		284
Reclassification to liabilities held for sale	[1]
Ending Balance		84,155	108,568
Civil, environmental and regulatory claims [member]
Disclosure of other provisions [line items]
Beginning balance		57,772
Additions		87,066
Reversals		(9,702)
Payments		(8,116)
Interest		724
Reclassification to liabilities held for sale	[1]	(18,983)
Ending Balance		108,761	57,772
Labor litigation [member]
Disclosure of other provisions [line items]
Beginning balance		90,675
Additions		42,826
Reversals		(4,432)
Payments		(17,068)
Interest		2,620
Reclassification to liabilities held for sale	[1]	(19,161)
Ending Balance		95,460	90,675
Others [Member]
Disclosure of other provisions [line items]
Beginning balance		93,168
Additions		63
Reversals		(1,457)
Payments
Interest		704
Reclassification to liabilities held for sale	[1]	(841)
Ending Balance		R$ 91,637	R$ 93,168

[1]	For further information see Note 3.c.1.